Basis of Presentation - Operating Vessels in Greece (Table) (Details)	12 Months Ended
Dec. 31, 2016
Aegean Tiffany
Vessel details
Year Built	2004
Date Acquired	Jul. 07, 2004
Aegean Breeze I
Vessel details
Year Built	2004
Date Acquired	Jul. 07, 2004
Aegean Rose
Vessel details
Year Built	1988
Date Acquired	Jan. 21, 2003
Aegean III
Vessel details
Year Built	1990
Date Acquired	Jul. 08, 2008
Aegean VIII
Vessel details
Year Built	1989
Date Acquired	Jul. 08, 2008
Aegean Ace
Vessel details
Year Built	1992
Date Acquired	Mar. 23, 2009
Aegean Orion
Vessel details
Year Built	1991
Date Acquired	Sep. 07, 2009
Mediterranean
Vessel details
Year Built	1982
Date Acquired	Feb. 28, 2010
Karpathos
Vessel details
Year Built	2010
Date Acquired	Jul. 12, 2010
Syros
Vessel details
Year Built	2008
Date Acquired	Apr. 21, 2008
Naxos
Vessel details
Year Built	2009
Date Acquired	Jan. 07, 2009